Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets
	December 31,
	2021	2020
Developed technology	$41,133	$3,920
Capitalized internal-use software	5,857	4,596
Customer relationships	5,425	2,660
Creative relationships	4,252	-
Trade name	2,841	1,170
Courses	1,312	-
Workforce	1,250	1,250
	62,070	13,596
Less—accumulated amortization	(12,849)	(7,712)
	$49,221	$5,884

Schedule of Estimated Future Amortization Expense
2022	$10,441
2023	8,713
2024	6,729
2025	6,206
2026 and thereafter	17,132
$49,221